UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        The Reconnaissance Fund LP
Address:     PO Box 1180
             Avon, Connecticut 06001


Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Newman
Title:       Manager
Phone:       (860) 409-0600

Signature, Place, and Date of Signing:

       /s/ William J. Newman          Avon, Connecticut        5/12/2000
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                34
Form 13F Information Table Value Total:           $91,661
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              SECURITIES VALUATION
                             For the Period 3/31/00

                                                              FORM 13F-HR
                                                         qtr ending 3/31/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

APPLIED MATLS INC            OTC            038222105          2828       30,000 SH           X                    30,000
AMERICAN EXPRESS CO          COMMON         025816109          3723       25,000 SH           X                    25,000
BJ SERVICE CO                COMMON         055482103          2733       37,000 SH           X                    37,000
BALLARD POWER SYS            OTC            05858H104          1690       20,000 SH           X                    20,000
BROADCOM CORP                OTC            111320107          4858       20,000 SH           X                    20,000
COOPER CAMERON CORP          COMMON         216640102          2006       30,000 SH           X                    30,000
CIENA CORP                   OTC            171779101          4414       35,000 SH           X                    35,000
CISCO SYSTEMS                OTC            17275R102          2087       27,000 SH           X                    27,000
ENRON CORP                   COMMON         293561106          2022       27,000 SH           X                    27,000
FLEET BOSTON FINANCIAL C     COMMON         339030108          3650      100,000 SH           X                   100,000
CORNING INC                  COMMON         219350105          3880       20,000 SH           X                    20,000
GSI LUMONICS INC             OTC            36229U102          1028       60,000 SH           X                    60,000
ML INTERNET                  COMMON         46059W102         -3660      -22,000 SH           X                   -22,000
IDEC PHARMACEUTICALS COR     OTC            449370105          2260       23,000 SH           X                    23,000
JDS UNIPHASE CORP            OTC            46612J101          2411       20,000 SH           X                    20,000
MORGAN J P & CO INC          COMMON         616880100          4084       31,000 SH           X                    31,000
MEDIMMUNE INC                OTC            584699102          3483       20,000 SH           X                    20,000
MOTOROLA INC                 COMMON         620076109          5110       35,000 SH           X                    35,000
MICRON TECHNOLOGY INC        COMMON         595112103          2646       21,000 SH           X                    21,000
NOKIA CORP                   COMMON         654902204          3330       15,000 SH           X                    15,000
ORACLE CORP                  OTC            68389X105          4684       60,000 SH           X                    60,000
PHARMACYCLICS INC            OTC            716933106          1392       25,000 SH           X                    25,000
PROVIDIAN FINL CORP          COMMON         74406A102          3552       41,000 SH           X                    41,000
QLOGIC CORP                  OTC            747277101          3388       25,000 SH           X                    25,000
RF MICRO DEVICES INC         OTC            749941100          2016       15,000 SH           X                    15,000
CH SCHWAB                    COMMON         808513105          3693       65,000 SH           X                    65,000
SDL INC                      OTC            784076101          3193       15,000 SH           X                    15,000
SEPRACOR INC                 OTC            817315104          1638       22,500 SH           X                    22,500
SMITH INTL INC               COMMON         832110100          2170       28,000 SH           X                    28,000
SCHLUMBERGER                 COMMON         806857108          4743       62,000 SH           X                    62,000
S & P DEPOSITORY RECEIPT     COMMON         78462F103         -3008      -20,000 SH           X                   -20,000
SUN MICROSYS                 OTC            866810104          3842       41,000 SH           X                    41,000
TEXAS INST                   COMMON         882508104          4800       30,000 SH           X                    30,000
VERTEL CORP                  OTC            924907108           975       46,000 SH           X                    46,000
                                                              91661